Financial Instruments - Carrying Amounts and Reconciliation of Derivative Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) MMBTU	Dec. 31, 2024 USD ($) MMBTU	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading			$ 5	$ 9
Current portion of other long-term assets			13	12
Current portion of other long-term liabilities			(8)	(4)
Other long-term assets			0	1
Derivative financial asset (liability), net			5	9	$ 6
Derivative, volume per day | MMBTU		50,000
Derivative, AECO fixed price		$ 1.82
Derivative Contract One
Disclosure of detailed information about hedging instruments [line items]
Derivative, volume per day | MMBTU	12,500
Derivative, AECO fixed price	$ 1.47
Derivative Contract Two
Disclosure of detailed information about hedging instruments [line items]
Derivative, volume per day | MMBTU	25,000
Derivative, AECO fixed price	$ 1.82
Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading			7	(3)
Foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading			$ (2)	$ 12